Convertible Promissory Notes (Details) - USD ($)			1 Months Ended			12 Months Ended
	Dec. 22, 2020	May 31, 2020	Feb. 28, 2021	Dec. 31, 2020	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Apr. 30, 2020	Mar. 31, 2020
Debt Instrument [Line Items]
Interest expense						$ 64,240	$ 661,224
Series Seed Preferred Stock
Debt Instrument [Line Items]
Conversion of convertible securities (in shares)							2,615,553
Series A Preferred Stock
Debt Instrument [Line Items]
Conversion of convertible securities (in shares)						844,824	78,178
Convertible Notes Payable | Junior Convertible Notes
Debt Instrument [Line Items]
Converted amount		$ 6,300,000			$ 11,700,000
Convertible debt beneficial conversion feature					$ 7,700,000
Converted principal									$ 5,100,000
Converted interest									600,000
Convertible Notes Payable | Junior Convertible Notes | Series Seed Preferred Stock
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares)					2,615,553
Convertible Notes Payable | Junior Convertible Notes | Series Seed Preferred Stock | Chief Financial Officer And Immediate Family Member
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares)					840,363
Convertible Notes Payable | Bridge Note Qualified Financing | Affiliated Entity
Debt Instrument [Line Items]
Notes issued to related parties										$ 500,000
Convertible Notes Payable | Bridge Note Qualified Financing | Series A Preferred Stock | Affiliated Entity
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares)	78,178
Convertible Notes Payable | Convertible Bridge Notes
Debt Instrument [Line Items]
Converted amount				$ 600,000
Convertible debt beneficial conversion feature				100,000
Fair value disclosure				$ 500,000			$ 500,000
Interest expense							30,000
Convertible Notes Payable | Convertible Bridge Notes | Series A Preferred Stock
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares)				78,178
Convertible Notes Payable | Senior Convertible Notes, April 2020
Debt Instrument [Line Items]
Converted amount			$ 6,100,000
Convertible debt beneficial conversion feature							2,100,000
Interest expense							300,000
Interest expense payable to related party							$ 100,000
Convertible Notes Payable | Senior Convertible Notes, April 2020 | Affiliated Entity
Debt Instrument [Line Items]
Notes issued to related parties									2,500,000
Accrued interest									$ 400,000
Convertible Notes Payable | Senior Convertible Notes, April 2020 | Series A Preferred Stock
Debt Instrument [Line Items]
Shares issued as a result of converted debt (in shares)			844,824
Payment Protection Program Loan
Debt Instrument [Line Items]
Face amount		$ 100,000			$ 100,000
Term					2 years
Stated interest rate		1.00%			1.00%
Outstanding principal balance								$ 100,000